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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona	85016
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(602) 956-0980

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCKS — 96.3%	Shares	Value

Consumer Discretionary - 15.2%
Leisure Products - 4.3%
Polaris Industries, Inc.	8,400	$1,090,908

Specialty Retail - 10.9%
O'Reilly Automotive, Inc.*	6,700	1,608,469
Williams-Sonoma, Inc.	14,600	1,110,038
		2,718,507
Consumer Staples - 10.3%
Food Products - 5.8%
McCormick & Co., Inc.	9,700	769,016
TreeHouse Foods, Inc.*	8,500	674,645
		1,443,661
Household Products - 4.5%
Church & Dwight Co., Inc.	8,500	733,380
Clorox Co. (The)	3,500	389,095
		1,122,475
Energy - 2.1%
Energy Equipment & Services - 1.0%
FMC Technologies, Inc.*	7,200	250,416

Oil, Gas & Consumable Fuels - 1.1%
Pioneer Natural Resources Co.	2,300	283,038

Financials - 5.9%
Banks - 2.4%
UMB Financial Corp.	12,000	601,560

Capital Markets - 3.5%
T. Rowe Price Group, Inc.	12,200	876,936

Health Care - 19.5%
Health Care Equipment & Supplies - 8.7%
C.R. Bard, Inc.	6,700	1,298,393
ResMed, Inc.	5,300	275,282
Varian Medical Systems, Inc.*	7,300	593,125
		2,166,800
Health Care Providers and Services - 1.8%
MEDNAX, Inc.*	5,500	443,025

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 96.3% (Continued)	Shares	Value

Health Care - 19.5% (Continued)
Life Sciences Tools & Services - 9.0%
Mettler-Toledo International, Inc.*	3,650	$1,082,408
PAREXEL International Corp.*	18,000	1,182,960
		2,265,368
Industrials - 19.9%
Air Freight & Logistics - 4.5%
Expeditors International of Washington, Inc.	23,000	1,126,310

Commercial Services & Supplies - 4.1%
Stericycle, Inc.*	7,300	1,030,322

Electrical Equipment - 4.3%
AMETEK, Inc.	20,100	1,081,782

Machinery - 7.0%
IDEX Corp.	14,200	1,019,986
Valmont Industries, Inc.	2,200	233,838
Wabtec Corp.	5,000	478,800
		1,732,624
Information Technology - 16.6%
Electronic Equipment, Instruments & Components - 3.3%
FEI Co.	6,300	475,524
Trimble Navigation Ltd.*	18,000	340,200
		815,724
Internet Software & Services - 2.0%
CoStar Group, Inc.*	2,900	513,416

Semiconductors & Semiconductor Equipment - 5.1%
Linear Technology Corp.	8,300	334,324
NXP Semiconductors N.V.*	7,400	626,410
Silicon Laboratories, Inc.*	7,100	308,708
		1,269,442
Software - 6.2%
FactSet Research Systems, Inc.	7,500	1,184,400
Pegasystems, Inc.	15,500	379,905
		1,564,305
Materials - 6.8%
Chemicals - 6.8%
Airgas, Inc.	6,300	608,076
Ecolab, Inc.	10,000	1,091,400
		1,699,476

Total Common Stocks (Cost $16,157,602)		$24,096,095

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 1.9%	Shares	Value

SPDR® S&P Biotech ETF (Cost $307,106)	2,100	$466,389

MONEY MARKET FUNDS — 1.8%	Shares	Value

Fidelity Institutional Money Market Government Portfolio -
Class I, 0.01% (a) (Cost $455,830)	455,830	$455,830

Total Investments at Value — 100.0% (Cost $16,920,538)		$25,018,314

Other Assets in Excess of Liabilities — 0.0% (b)		7,379

Net Assets — 100.0%		$25,025,693

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of August 31, 2015.
(b)	Amount rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

1.	Securities Valuation

Papp Small & Mid-Cap Growth Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last reported sale price, if available, otherwise at the most recently quoted bid price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Papp Investment Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015:

	Level 1	Level 2	Level 3	Total

Common Stocks	$24,096,095	$-	$-	$24,096,095
Exchange-Traded Funds	466,389	-	-	466,389
Money Market Funds	455,830	-	-	455,830
Total	$25,018,314	$-	$-	$25,018,314

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of August 31, 2015, the Fund did not have any transfers into and out of any Level.  In addition, the Fund did not have any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2015.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2015:

Tax cost of portfolio investments	$16,920,538

Gross unrealized appreciation	$8,631,390
Gross unrealized depreciation	(533,614)

Net unrealized appreciation	$8,097,776

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Papp Investment Trust

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President

Date	October 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President

Date	October 12, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	October 12, 2015

*	Print the name and title of each signing officer under his or her signature.